Rule 497(k)

File No. 333-176976

FIRST TRUST EXCHANGE-TRADED FUND III
(the “Trust”)

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF
FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF
FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF
FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF
(the “Funds”)

SUPPLEMENT TO THE FUNDS’ PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION
AND SUMMARY PROSPECTUSES DATED MARCH 1, 2019

DATED APRIL 2, 2019

Notwithstanding anything to the contrary in the Funds’ Prospectus, Statement of Additional Information or Summary Prospectuses, effective March 31, 2019, Rebecca Felton no longer serves as a member of the Funds’ portfolio management team and Rob Glownia, Senior Portfolio Manager of RiverFront Investment Group, LLC (“RiverFront”), serves as a member of the Funds’ portfolio management team.

Mr. Glownia serves as Senior Portfolio Manager of RiverFront. In this role, he is responsible for both asset allocation and selection decisions. Mr. Glownia shares responsibility for portfolio management decisions for RiverFront’s Fixed-Income ETFs and risk management responsibilities for RiverFront’s Equity ETFs. He is a contributing member of RiverFront’s Investment Committee. He also serves on RiverFront’s Senior Leadership Team and serves as Chairman of RiverFront’s Brokerage Committee. Mr. Glownia has a decade’s worth of industry experience through various roles at RiverFront. Earlier in his career, Mr. Glownia served as the Head Equity Trader and oversaw the Portfolio Administration and Trading Team. Mr. Glownia joined RiverFront in 2008. He earned his degree in Managerial Economics from Allegheny College. Mr. Glownia holds FINRA Series 7 and 66 licenses. He received his CFA Designation in 2012 and his CFP Certification in 2017. He also serves on the Board of Directors for the Richmond Community ToolBank.

As of December 31, 2018, Rob Glownia did not beneficially own any shares of the Funds.

As of December 31, 2018, Rob Glownia managed the investment vehicles (other than the Funds of the Trust) with the number of accounts and assets set forth in the table below:

Portfolio Manager	Type of Account Managed	Number of Accounts	$ Assets (In Millions)	Number of Accounts with Performance Based Fees	Assets of Accounts with Performance Based Fees
Rob Glownia
	Registered Investment Companies	3	$322	N/A	N/A
	Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
	Other Accounts	17,746	$5,746	N/A	N/A

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS, STATEMENT OF ADDITIONAL
INFORMATION AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE